Revenue information - Schedule of revenue (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)
Disaggregation of Revenue [Line Items]
Total revenues	¥ 2,195,317	$ 302,086	¥ 1,736,601
Point in time
Disaggregation of Revenue [Line Items]
Total revenues	2,117,155		1,637,093
Over time
Disaggregation of Revenue [Line Items]
Total revenues	78,162		99,508
Sales of goods revenues
Disaggregation of Revenue [Line Items]
Total revenues	1,700,670	234,020	1,264,263
Automotive computing platform
Disaggregation of Revenue [Line Items]
Total revenues	1,481,702		1,053,901
SoC Core Modules
Disaggregation of Revenue [Line Items]
Total revenues	217,376		200,255
Automotive merchandise and other products
Disaggregation of Revenue [Line Items]
Total revenues	1,592		10,107
Software license revenues
Disaggregation of Revenue [Line Items]
Total revenues	131,832	18,141	215,641
Service revenues
Disaggregation of Revenue [Line Items]
Total revenues	362,815	$ 49,925	256,697
Automotive computing platform – Design and development service
Disaggregation of Revenue [Line Items]
Total revenues	223,313		119,291
Connectivity service
Disaggregation of Revenue [Line Items]
Total revenues	78,162		99,508
Other services
Disaggregation of Revenue [Line Items]
Total revenues	¥ 61,340		¥ 37,898